Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, plant and equipment
Summary of property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2018
Cost
At March 31, 2017	10,045.2	77.8	36.7	56.7	4.0	10,220.4
Additions in year	1,452.7	7.6	4.0	6.0	0.3	1,470.6
Disposals in year	(194.4)	(2.7)	—	—	—	(197.1)
At March 31, 2018	11,303.5	82.7	40.7	62.7	4.3	11,493.9
Depreciation
At March 31, 2017	2,898.7	28.6	29.6	46.7	3.0	3,006.6
Charge for year	547.0	3.6	3.3	6.6	0.5	561.0
Eliminated on disposal	(194.4)	(2.7)	—	—	—	(197.1)
At March 31, 2018	3,251.3	29.5	32.9	53.3	3.5	3,370.5
Net book value
At March 31, 2018	8,052.2	53.2	7.8	9.4	0.8	8,123.4

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2017
Cost
At March 31, 2016	8,666.4	70.8	32.4	50.6	3.6	8,823.8
Additions in year	1,432.0	7.0	4.3	6.1	0.4	1,449.8
Disposals in year	(53.2)	—	—	—	—	(53.2)
At March 31, 2017	10,045.2	77.8	36.7	56.7	4.0	10,220.4
Depreciation
At March 31, 2016	2,467.7	25.1	26.7	40.2	2.6	2,562.3
Charge for year	484.2	3.5	2.9	6.5	0.4	497.5
Eliminated on disposal	(53.2)	—	—	—	—	(53.2)
At March 31, 2017	2,898.7	28.6	29.6	46.7	3.0	3,006.6
Net book value
At March 31, 2017	7,146.5	49.2	7.1	10.0	1.0	7,213.8

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2016
Cost
At March 31, 2015	7,538.1	67.4	29.5	44.1	2.5	7,681.6
Additions in year	1,203.8	3.4	2.9	6.5	1.1	1,217.7
Disposals in year	(75.5)	—	—	—	—	(75.5)
At March 31, 2016	8,666.4	70.8	32.4	50.6	3.6	8,823.8
Depreciation
At March 31, 2015	2,127.7	21.7	24.0	34.8	2.3	2,210.5
Charge for year	415.5	3.4	2.7	5.4	0.3	427.3
Eliminated on disposal	(75.5)	—	—	—	—	(75.5)
At March 31, 2016	2,467.7	25.1	26.7	40.2	2.6	2,562.3
Net book value
At March 31, 2016	6,198.7	45.7	5.7	10.4	1.0	6,261.5